Other Payables - Schedule of Other Payables (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Trade And Other Payables [Abstract]
Payables for cash-settled share-based payment transactions (Note 17)	$ 320,618	$ 701,582
Payables for salaries and bonuses	818,090	1,387,416
Interest payables	195,313	142,083
Payables for professional fees	470,570	507,340
Others	108,429	79,488
Other Payables	$ 1,913,020	$ 2,817,909